Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of comprehensive income
Net income	€ 1,191,267	€ 740,870	€ 732,458
Components that will not be reclassified to profit or loss:
FVOCI equity investments	6,537	(15,586)	18,046
Actuarial gain (loss) on defined benefit pension plans	72,462	15,990	(58,455)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(22,958)	(2,941)	16,196
Total	56,041	(2,537)	(24,213)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,544,634)	727,473	(607,873)
FVOCI debt securities	7,639	(857)	7,299
Gain (loss) related to cash flow hedges	22,433	(12,817)	(4,307)
Cost of hedging	(1,141)	2,045	(1,171)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(6,745)	2,595	254
Total	(1,522,448)	718,439	(605,798)
Other comprehensive income (loss), net of tax	(1,466,407)	715,902	(630,011)
Total comprehensive income	(275,140)	1,456,772	102,447
Comprehensive income attributable to noncontrolling interests	81,591	272,235	190,022
Comprehensive income (loss) attributable to shareholders of FME AG	€ (356,731)	€ 1,184,537	€ (87,575)